UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                6/30/2008

Check here if Amendment [_]; Amendment Number:________
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:      Leucadia National Corporation
                                 Address:   315 Park Avenue South, 20th Floor
                                            New York, NY 10010

Form 13F File Number:                       028-11122

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:           Joseph A. Orlando
Title:          Vice President and Chief Financial Officer
Phone:          212-460-1900

Signature, Place, and Date of Signing:

  /s/  Joseph A. Orlando                  New York, NY           August 12, 2008
---------------------------------         ------------           ---------------
          [SIGNATURE]                     [City, State]               [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                0
Form 13F Information Table Entry Total:                           8
Form 13F Information Table Value Total:              $1,178,361,000


List of Other Included Managers:

No.         Form 13F File Number    Name


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                                                      FORM 13F INFORMATION TABLE

       Col. 1                   Col. 2         Col. 3    Col. 4             Col. 5         Col. 6      Col. 7           Col. 8
       ------                   ------         ------    ------             ------         ------      ------           ------
                                Title of                 Value     Shrs or    Sh/  Put/   Investment    Other     Voting Authority
   Name of Issuer                Class         Cusip    (x$1000)   Prn Amt    Prn  Call   Discretion   Managers   Sole  Shared  None
   --------------               --------       -----    --------   -------    ---  ----   ----------   --------   ----  ------  ----

AMERICREDIT CORP                COM        03060R 10 1   261,594  30,347,240   SH          SOLE               30,347,240
CAPITAL SOUTHWEST CORP          COM        140501 10 7     2,061      19,776   SH          SOLE                   19,776
CRESUD SACIFYA                  SPONSORED
                                 ADR       226406 10 6    49,747   3,364,174   SH          SOLE                3,364,174
GEORESOURCES INC                COM        372476 10 1     2,422     131,505   SH          SOLE                  131,505
INTERNATIONAL ASSETS HLDG CO    COM        459028 10 6    41,633   1,384,985   SH          SOLE                1,384,985
JEFFERIES GROUP INC NEW         COM        472319 10 2   817,206  48,585,385   SH          SOLE               48,585,385
MAINE & MARITIMES CORP          COM        560377 10 3     2,447      57,250   SH          SOLE                   57,250
UNITED WESTN BANCORP INC        COM        913201 10 9     1,251      99,608   SH          SOLE                   99,608

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